UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4324
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2021

Item 1. Report to Stockholders.

(a)

Congress Large Cap Growth Fund
Congress Mid Cap Growth Fund
Congress Small Cap Growth Fund

ANNUAL REPORT
October 31, 2021

CONGRESS FUNDS

TABLE OF CONTENTS

Shareholder Letter	1
Performance Information	8
Sector Allocations	14
Schedules of Investments
Large Cap Growth	15
Mid Cap Growth	17
Small Cap Growth	19
Statements of Assets and Liabilities	22
Statements of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	30
Notes to Financial Statements	38
Report of Independent Registered Public Accounting Firm	50
Expense Examples	51
Statement Regarding Liquidity Risk Management Program	54
Approval of Investment Advisory Agreement	55
Trustees and Executive Officers	60
Additional Information	66
Privacy Notice	Inside Back Cover

Annual Letter to Mutual Fund Shareholders
For the period November 1, 2020 to October 31, 2021

Dear Fellow Shareholders:

General Market Commentary:

The United States economy continued its remarkable recovery from the short, but severe COVID-inspired recession in the spring of 2020. Gross Domestic Product (GDP), the broadest measure of our economy, grew to almost $23.2  trillion, surpassing the prior peak of $21.7 trillion recorded prior to the pandemic.

Government stimulus, intended to support the economy, continued to flow. The Federal Reserve maintained its asset purchase program intended to keep interest rates low and encourage investment. The federal government passed two more fiscal stimulus packages intended to support U.S. residents and encourage spending.

The pace of the economic expansion was supported by the expedited vaccine rollout early in 2021. Vaccines were successful in tempering COVID severity if not eliminating it. Consumer confidence rebounded as stores and restaurants re-opened. Demand for goods surged as the global suppliers struggled with broken or overwhelmed supply chains. Inflation spiked. The Consumer Price Index, a measure of the average monthly change in the price for goods and services paid by consumers, registered a 6.2% increase in October, the highest level  since 1991. The Federal Reserve Bank suggested that much of this increase is transitory and will diminish when supply constraints ease.

The economy appears to be on solid footing in spite of intermittent surges in COVID infections and the constant threat of new variants. The outlook for the stock market is dependent on continued growth in earnings but also the longer term prospects for inflation and interest rates. Stock market volatility may increase as certain industries may be better equipped to deal with an emerging growth-inflation paradigm.

Performance Highlights and Portfolio Commentary:

CONGRESS LARGE CAP GROWTH FUND	Ticker Symbols
(“Large Cap Growth” or the “Fund”)	Institutional Share: CMLIX
Retail Share: CAMLX

Summary of Results
For the fiscal year ended October 31, 2021, the Fund’s Retail Class shares returned 36.14%, while the Institutional Class shares returned 36.50%. This compares with a return of 43.21% during the reporting period for the Russell 1000® Growth Index (“the Index”), which serves as the Fund’s benchmark.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-542-7888.

Contributors and Detractors to Performance
Factors positively affecting the Fund’s performance included strong stock selection in the Information Technology and Communication Services sectors. However, stock selection in the Consumer Discretionary and Health Care sectors detracted from performance during the reporting period.

The stocks that contributed the most to the year’s gains were tax software leader Intuit Inc. and other large Information Technology holdings Apple, Inc., Microsoft Corporation, and Adobe, Inc. as well as Communication Services holding Alphabet, Inc.

•
Intuit Inc. is the market leader in consumer and professional tax software and small business accounting software. The company’s Small Business & Self Employed, and Credit Karma segments continue to generate solid growth with Turbo Tax also gaining market share.

•
Adobe, Inc. offers a line of software and services that help its customers create compelling content and web applications and optimize those experiences for a greater return on investment. The company delivered good results throughout the year with various metrics exceeding expectations. Positive results from the company’s Digital Media segment were fueled by an acceleration in small and medium-sized customers as well as seat expansions at the enterprise level.

The stocks that detracted the most from performance were electric equipment maker Eaton Corp., Health Care companies Vertex Pharmaceuticals Inc. and Repligen Corporation, wireless and broadband communications infrastructure operator American Tower Corporation, and global payment technology provider Global Payments, Inc.

•
Eaton Corp. Plc is a power management company that provides sustainable solutions to help customers manage electrical, hydraulic, and mechanical power solutions more safely, efficiently, and reliably. Like other industrial companies, Eaton is being negatively impacted by supply chain issues. In fact, management has noted that this issue has grown worse. On a positive note, orders are strong, and visibility is increasing.

•
Repligen Corporation is a global life sciences company that develops and commercializes highly innovative bioprocessing technologies and systems that increase efficiencies and flexibility in the process of manufacturing biological drugs. The stock underperformed despite reporting better than expected quarterly results throughout the year as the company is well-positioned to benefit from a strong bioprocessing environment and increased demand for COVID-19 related treatment and vaccines.

•	Vertex Pharmaceuticals Inc. was sold during the period as we became increasingly concerned about the strength of the company’s drug pipeline.

Portfolio Manager Note:
Effective January 1, 2022, Matthew T. Lagan has been named co-portfolio manager for the Large Cap Growth Fund. Mr. Lagan joined Congress Asset Management Company in 2003 and has been a member of the Large Cap Growth investment committee since 2014. Mr. Lagan will work closely with the existing portfolio manager, Daniel Lagan, on stock selection and portfolio construction.

CONGRESS MID CAP GROWTH FUND	Ticker Symbols
(“Mid Cap Growth” or the “Fund”)	Institutional Share: IMIDX
Retail Share: CMIDX

Summary of Results
For the fiscal year ended October 31, 2021, the Fund’s Retail Class shares returned 51.83%, while the Institutional Class shares returned 52.25%. This compares with a return of 39.43% during the reporting period for the Russell Midcap Growth Index® (“the Index”), which serves as the Fund’s benchmark.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-542-7888.

Contributors and Detractors to Performance
Factors positively affecting the Fund’s performance included stock selection in the Consumer Discretionary, Health Care, and Industrials sectors. However, stock selection in the Real Estate sector detracted from relative performance during the reporting period.

The stocks that contributed the most to the year’s gains were home goods retailer Williams-Sonoma, Inc., cybersecurity threat protection provider Fortinet, Inc., home power generator leader Generac Holdings Inc., e-commerce operator Etsy, Inc., and mobile computing company Zebra Technologies Corporation.

•
Williams-Sonoma, Inc. is a global consumer retail company that sells home goods products through its online platform and retail stores. The company delivered strong top-line growth due to e-commerce penetration, housing market strength, and company-specific merchandising initiatives. Margins have expanded significantly despite cost pressures and management is confident that these levels can be maintained.

•
Fortinet, Inc. is the market leader in unified cyber threat management. The company has reaped the benefit of investments in new solutions and has shown a recent acceleration in billings and revenue growth due to increased adoption and a strong security spending environment following recent high-profile security breaches and the growth of remote computing.

The stocks that detracted the most from the year’s gains were food manufacturer McCormick & Company, Inc., household product producer Church & Dwight Co., Inc., neurological and endocrine-related biopharmaceutical company Neurocrine Biosciences, Inc., cloud service company Akamai Technologies, Inc., and climate control product maker Lennox International Inc.

•
McCormick & Company, Inc. manufactures, markets, and distributes spices, seasoning mixes, condiments, and other flavor products. The company has seen a deceleration in organic growth as its business has been slowed by supply chain constraints. Increased inflationary pressure from logistics, transportation, and packaging costs has also been a drag on the company’s results.

•
Church & Dwight Co., Inc. develops, manufactures, and markets household, personal care, and specialty products globally through market-leading brands such as Arm & Hammer, Oxiclean, and Orajel, amongst others. Church & Dwight has experienced steady top-line growth, but margins have been negatively impacted by mounting raw material and labor inflation pressures that the company has not offset with price increases.

CONGRESS SMALL CAP GROWTH FUND	Ticker Symbols
(“Small Cap Growth” or the “Fund”)	Institutional Share: CSMCX
Retail Share: CSMVX

Summary of Results
For the fiscal year ended October 31, 2021, the Fund’s Retail Class shares returned 73.51%, while the Institutional Class shares returned 73.96%. This compares with a return of 38.45% during the reporting period for the Russell 2000 Growth Index® (“the Index”), which serves as the Fund’s benchmark.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-542-7888.

Contributors and Detractors to Performance
Factors positively affecting the Fund’s performance included strong stock selection in the Health Care, Information Technology, and Consumer Discretionary sectors. However, stock selection in Industrials detracted from performance.

The stocks that contributed the most to the year’s gains were mobile advertising platform Digital Turbine, Inc., leading global medical aesthetics company InMode Ltd., western wear retailer Boot Barn Holdings, Inc., fertility benefits provider Progyny, Inc., and modular power component producer Vicor Corporation.

•
Digital Turbine, Inc. is a software platform serving the advertising market for mobile app downloads. Digital Turbine continues to benefit from accelerating device count, growing media partnerships, and increasing revenue per mobile device from robust mobile advertiser demand. Margins continue to improve with impressive operating leverage to sales growth.

•
InMode Ltd. is a leading global medical aesthetics company; its devices enable minimally invasive procedures using radio frequency technology. Elevated demand for INMD products continues, particularly for its recently launched hands-free platforms. Earnings guidance reflects robust underlying demand from patients & physicians, strong commercial execution, and product pipeline opportunities in new categories like OB-GYN, ophthalmology, ENT, and dermatology.

The stocks that detracted the most from performance were software provider Simulations Plus, Inc., defense electronics company Mercury Systems, Inc., engineered products maker ESCO Technologies Inc., beauty products producer Helen of Troy Limited, and building materials company Simpson Manufacturing Co., Inc.

•
Simulations Plus, Inc. provides modeling and simulation software and consulting services to pharmaceutical companies, non-profit research, and regulatory bodies. Organic growth has been disappointing in recent quarters as new software license clients and consulting service contracts are coming at a slower than expected pace due to the impact of COVID.

•	Mercury Systems, Inc. is a defense electronics company providing critical sensors and systems used onboard military aerospace platforms. Recent results continue to be weak due to delays in the finalization of the U.S. defense budget, execution issues at some customers, and political uncertainty. Management guided to flat organic growth compared to previous expectations of mid-to-high single digits, with the slowdown lasting longer than previous expectations.

In Closing:
As the investment world continues to evolve, we appreciate our shareholders’ continued confidence and trust in us. We look forward to continuing to serve you.

Sincerely,

Daniel A. Lagan, CFA	Todd Solomon, CFA	Gregg O’Keefe, CFA
Large Cap Growth	Mid Cap Growth	Small Cap Growth
Mid Cap Growth

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers. In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods. Investments in small and medium cap securities involve additional risks such as limited liquidity and greater volatility.

The Russell 1000® Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe. The Russell Midcap® Growth Index measures performance of the mid-cap growth segment of the U.S. Equity Universe. The Russell 2000® Growth Index is a broadly diversified index predominantly made up of growth stocks of small U.S. companies. The S&P 500® Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. The Russell 2000® Index is a broadly diversified index that measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the U.S. Equity Universe.

One cannot invest directly in an index.

Diversification does not assure a profit or protect against a loss in a declining market.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedules of Investments in this report.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Funds’ administrator, U.S. Bancorp Fund Services, LLC.

Congress Funds are distributed by Quasar Distributors, LLC

LARGE CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Retail Class

Value of $10,000 vs. Russell 1000® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2021

			Since	Ending
	One	Three	Inception	Value
	Year	Year	(9/18/2017) [1]	(10/31/2021)
Large Cap Growth, Retail Class	36.14%	26.38%	22.31%	$22,918
Russell 1000® Growth Index	43.21	29.41	24.95	25,025
S&P 500® Index	42.91	21.48	18.07	19,823

This chart illustrates the performance of a hypothetical $10,000 investment made on September 18, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

[1]
Effective as of the close of business on September 15, 2017, Century Shares Trust, a series of Century Capital Management Trust (the “Accounting Survivor”) was reorganized into the Fund (the “Reorganization”). As part of the Reorganization, Institutional Class shares of the Accounting Survivor were exchanged for Institutional Class shares of the Fund. Due to the change related to the Reorganization, the Retail Class inception is now September 18, 2017.

LARGE CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Institutional Class

Value of $100,000 vs. Russell 1000® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2021

					Ending
	One	Three	Five	Ten	Value
	Year	Year	Year	Year	(10/31/2021)
Large Cap Growth,
Institutional Class	36.50%	26.70%	23.35%	17.63%	$507,370
Russell 1000® Growth Index	43.21	29.41	25.49	19.42	590,077
S&P 500® Index	42.91	21.48	18.93	16.21	449,387

This chart illustrates the performance of a hypothetical $100,000 investment made on October 31, 2011, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

The information shown reflects the historical performance of the Century Shares Trust, a series of Century Capital Management Trust (the “Accounting Survivor”). Effective as of the close of business on September 15, 2017, the Accounting Survivor was reorganized into the Fund (the “Reorganization”). As part of the Reorganization, Institutional Class shares of the Accounting Survivor were exchanged for Institutional Class shares of the Fund. Upon completion of the reorganization, the Fund assumed the performance, financial and other historical information of the Accounting Survivor.

MID CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Retail Class

Value of $10,000 vs. Russell Midcap® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2021

				Since	Ending
	One	Three	Five	Inception	Value
	Year	Year	Year	(10/31/2012)	(10/31/2021)
Mid Cap Growth,
Retail Class	51.83%	29.23%	21.75%	17.61%	$43,047
Russell Midcap®
Growth Index	39.43	26.17	21.90	17.75	43,526
S&P 500® Index	42.91	21.48	18.93	16.33	39,009

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

MID CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Institutional Class

Value of $100,000 vs. Russell Midcap® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2021

				Since	Ending
	One	Three	Five	Inception	Value
	Year	Year	Year	(10/31/2012)	(10/31/2021)
Mid Cap Growth,
Institutional Class	52.25%	29.55%	22.07%	17.89%	$439,995
Russell Midcap®
Growth Index	39.43	26.17	21.90	17.75	435,242
S&P 500® Index	42.91	21.48	18.93	16.33	390,071

This chart illustrates the performance of a hypothetical $100,000 investment made on October 31, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

SMALL CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Retail Class

Value of $10,000 vs. Russell 2000® Growth Index

Annualized Returns for the periods ended October 31, 2021

					Ending
	One	Three	Five	Ten	Value
	Year	Year	Year	Year	(10/31/2021)
Small Cap Growth, Retail Class	73.51%	29.08%	26.07%	16.36%	$45,507
Russell 2000® Growth Index	38.45	18.64	17.90	14.57	38,977

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2011, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

Effective at the close of business on September 15, 2017, the Century Small Cap Select Fund, a series of Century Capital Management Trust (the “Predecessor Fund”), reorganized into the Fund (the “Reorganization”). Performance information shown prior to the close of business on September 15, 2017 is that of the Predecessor Fund. Returns of the Retail Class shown in the table reflect the returns of the Investor Class of the Predecessor Fund.

SMALL CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Institutional Class

Value of $100,000 vs. Russell 2000® Growth Index

Annualized Returns for the periods ended October 31, 2021

					Ending
	One	Three	Five	Ten	Value
	Year	Year	Year	Year	(10/31/2021)
Small Cap Growth,
Institutional Class	73.96%	29.38%	26.38%	16.69%	$468,112
Russell 2000® Growth Index	38.45	18.64	17.90	14.57	389,768

This chart illustrates the performance of a hypothetical $100,000 investment made on October 31, 2011, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

Effective at the close of business on September 15, 2017, the Century Small Cap Select Fund, a series of Century Capital Management Trust (the “Predecessor Fund”), reorganized into the Fund (the “Reorganization”). Performance information shown prior to the close of business on September 15, 2017 is that of the Predecessor Fund. Returns of the Institutional Class shown in the table reflect the returns of the Institutional Class of the Predecessor Fund.

CONGRESS FUNDS

SECTOR ALLOCATIONS at October 31, 2021 (Unaudited)

Large Cap Growth

Sector	Percent of Net Assets
Information Technology	39.6%
Consumer Discretionary	14.6%
Health Care	11.9%
Industrials	10.2%
Communication Services	7.5%
Financials	6.0%
Consumer Staples	4.4%
Materials	3.7%
Energy	1.6%
Cash [1]	0.5%
Total	100.0%

Mid Cap Growth

Sector	Percent of Net Assets
Information Technology	32.3%
Health Care	20.3%
Industrials	17.2%
Consumer Discretionary	15.8%
Financials	5.8%
Consumer Staples	3.6%
Real Estate	2.2%
Communication Services	2.1%
Cash [1]	0.7%
Total	100.0%

Small Cap Growth

Sector	Percent of Net Assets
Health Care	24.0%
Industrials	23.3%
Information Technology	20.4%
Consumer Discretionary	12.6%
Consumer Staples	5.0%
Financials	4.8%
Communication Services	2.8%
Materials	2.3%
Real Estate	1.3%
Cash [1]	3.5%
Total	100.0%

[1]	Includes Cash Equivalents and Other Assets in Excess of Liabilities.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2021

Shares		Value

COMMON STOCKS: 99.5%

Aerospace & Defense: 1.4%
31,275	L3Harris
	Technologies, Inc.	$7,210,138

Banks: 4.2%
209,250	Bank of
	America Corp.	9,997,965
51,700	First Republic Bank	11,184,261
		21,182,226

Capital Markets: 1.8%
12,800	CME Group, Inc. –
	Class A	2,823,040
15,000	Moody’s Corp.	6,062,250
		8,885,290

Chemicals: 2.1%
33,600	The Sherwin-
	Williams Co.	10,638,096

Communications
Equipment: 1.4%
131,700	Ciena Corp. [1]	7,149,993

Electrical Equipment: 1.6%
50,200	Eaton
	Corporation PLC	8,270,952

Food & Staples Retailing: 2.6%
26,900	Costco
	Wholesale Corp.	13,222,426

Health Care Equipment
& Supplies: 4.3%
97,556	Abbott Laboratories	12,573,993
34,900	Stryker Corp.	9,285,843
		21,859,836

Health Care Providers
& Services: 2.0%
21,400	UnitedHealth
	Group, Inc.	9,854,058

Hotels, Restaurants
& Leisure: 1.9%
65,025	Darden
	Restaurants, Inc.	9,372,703

Household Products: 1.8%
64,600	The Procter &
	Gamble Co.	9,237,154

Industrial Conglomerates: 2.0%
20,500	Roper
	Technologies, Inc.	10,001,335

Interactive Media
& Services: 7.5%
6,200	Alphabet, Inc. –
	Class A [1]	18,357,704
3,900	Alphabet, Inc. –
	Class C [1]	11,565,099
24,500	Meta Platforms,
	Inc. – Class A [1]	7,927,465
		37,850,268

Internet & Direct
Marketing Retail: 5.2%
7,780	Amazon.com, Inc. [1]	26,237,505

IT Services: 9.0%
25,700	Accenture
	PLC – Class A	9,220,903
24,000	Global
	Payments, Inc.	3,431,760
61,600	PayPal
	Holdings, Inc. [1]	14,327,544
88,352	Visa, Inc. – Class A	18,710,303
		45,690,510

Life Sciences Tools
& Services: 3.3%
16,800	Repligen Corp. [1]	4,880,400
18,450	Thermo Fisher
	Scientific, Inc.	11,680,142
		16,560,542

Machinery: 3.6%
45,000	Caterpillar, Inc.	9,180,450
53,300	Dover Corp.	9,011,964
		18,192,414

Metals & Mining: 1.6%
217,200	Freeport-McMoRan
	Copper &
	Gold, Inc.	8,192,784

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2021 (Continued)

Shares		Value

COMMON STOCKS: 99.5% (Continued)

Multiline Retail: 1.9%
42,650	Dollar
	General Corp.	$9,447,828

Oil, Gas &
Consumable Fuels: 1.6%
42,800	Pioneer Natural
	Resources Co.	8,002,744

Pharmaceuticals: 2.3%
54,200	Zoetis, Inc.	11,718,040

Professional Services: 1.6%
61,000	IHS Markit Ltd.	7,973,920

Semiconductors &
Semiconductor Equipment: 1.7%
42,900	NXP
	Semiconductors NV	8,616,894

Software: 21.2%
46,400	Adobe, Inc. [1]	30,176,704
24,400	ANSYS, Inc. [1]	9,261,752
26,500	Intuit, Inc.	16,588,735
100,350	Microsoft Corp.	33,278,067
16,575	Paycom
	Software, Inc. [1]	9,080,614
27,000	Synopsys, Inc. [1]	8,995,860
		107,381,732

Specialty Retail: 3.8%
51,695	The Home
	Depot, Inc.	19,217,099

Technology Hardware,
Storage & Peripherals: 6.3%
214,125	Apple, Inc.	32,075,925

Textiles, Apparel &
Luxury Goods: 1.8%
19,950	Lululemon
	Athletica, Inc. [1]	9,296,900

TOTAL COMMON STOCKS
(Cost $211,918,477)		503,339,312

SHORT-TERM INVESTMENTS: 0.1%

Money Market Funds: 0.1%
661,094	First American
	Treasury
	Obligations Fund –
	Institutional Class,
	0.010% [2]	661,094

TOTAL SHORT-TERM
INVESTMENTS
(Cost $661,094)		661,094

TOTAL INVESTMENTS
IN SECURITIES: 99.6%
(Cost $212,579,571)		504,000,406
Other Assets in Excess
of Liabilities: 0.4%		1,807,568
TOTAL NET
ASSETS: 100.0%		$505,807,974

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2021

Shares		Value

COMMON STOCKS: 99.3%

Aerospace & Defense: 2.1%
185,000	Huntington Ingalls
	Industries, Inc.	$37,505,050

Banks: 2.8%
225,000	First
	Republic Bank	48,674,250

Biotechnology: 5.0%
450,000	Horizon
	Therapeutics
	PLC [1]	53,959,500
325,000	Neurocrine
	Biosciences,
	Inc. [1]	34,258,250
		88,217,750

Building Products: 2.3%
625,000	Masco Corp.	40,968,750

Capital Markets: 3.0%
525,040	Raymond James
	Financial, Inc.	51,763,693

Commercial Services
& Supplies: 5.4%
100,014	Cintas Corp.	43,316,063
325,047	Copart, Inc. [1]	50,476,549
		93,792,612

Communications
Equipment: 2.0%
650,000	Ciena Corp. [1]	35,288,500

Distributors: 2.7%
90,000	Pool Corp.	46,364,400

Electrical Equipment: 2.9%
100,000	Generac
	Holdings, Inc. [1]	49,856,000

Electronic Equipment,
Instruments & Components: 7.8%
275,000	Keysight
	Technologies,
	Inc. [1]	49,505,500
85,000	Teledyne
	Technologies,
	Inc. [1]	38,183,700
90,000	Zebra
	Technologies
	Corp. – Class A [1]	48,055,500
		135,744,700

Entertainment: 2.1%
200,014	Take-Two
	Interactive
	Software, Inc. [1]	36,202,534

Equity Real Estate
Investment Trusts: 2.2%
200,000	Sun Communities,
	Inc.	39,196,000

Food Products: 1.9%
425,000	McCormick &
	Company, Inc. [2]	34,097,750

Health Care Equipment
& Supplies: 9.7%
85,010	The Cooper
	Companies, Inc.	35,442,369
165,000	ResMed, Inc.	43,380,150
175,000	STERIS PLC	40,904,500
115,000	West
	Pharmaceutical
	Services, Inc.	49,436,200
		169,163,219

Household Products: 1.7%
350,000	Church &
	Dwight Co., Inc.	30,576,000

Internet & Direct
Marketing Retail: 2.9%
200,000	Etsy, Inc. [1]	50,138,000

IT Services: 1.8%
300,000	Akamai
	Technologies,
	Inc. [1]	31,638,000

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2021 (Continued)

Shares		Value

COMMON STOCKS: 99.3% (Continued)

Life Sciences Tools
& Services: 5.6%
110,000	Charles River
	Laboratories
	International,
	Inc. [1]	$49,354,800
32,500	Mettler-Toledo
	International,
	Inc. [1]	48,128,600
		97,483,400

Machinery: 2.4%
185,000	IDEX Corp.	41,175,450

Professional Services: 2.1%
425,000	Booz Allen
	Hamilton
	Holding Corp.	36,915,500

Semiconductors &
Semiconductor Equipment: 13.6%
400,000	Brooks
	Automation, Inc.	46,580,000
500,000	Diodes, Inc. [1]	48,045,000
375,000	Entegris, Inc.	52,792,500
100,020	Monolithic Power
	Systems, Inc.	52,556,509
230,027	Skyworks
	Solutions, Inc.	38,444,413
		238,418,422

Software: 7.1%
100,023	Paycom
	Software, Inc. [1]	54,797,601
231,451	Qualys, Inc. [1]	28,811,020
268,000	SPS Commerce,
	Inc. [1]	40,931,640
		124,540,261

Specialty Retail: 10.2%
225,000	Asbury Automotive
	Group, Inc. [1]	44,034,750
135,016	Burlington
	Stores, Inc. [1]	37,303,571
375,000	Floor & Decor
	Holdings, Inc. –
	Class A [1]	50,970,000
250,000	Williams-
	Sonoma, Inc.	46,432,500
		178,740,821

TOTAL COMMON STOCKS
(Cost $864,602,696)		1,736,461,062

SHORT-TERM INVESTMENTS: 0.5%

Money Market Funds: 0.5%
9,065,446	First American
	Treasury
	Obligations Fund –
	Institutional Class,
	0.010% [3]	9,065,446

TOTAL SHORT-TERM
INVESTMENTS
(Cost $9,065,446)		9,065,446
TOTAL INVESTMENTS
IN SECURITIES: 99.8%
(Cost $873,668,142)		1,745,526,508
Other Assets in Excess
of Liabilities: 0.2%		2,861,772
TOTAL NET
ASSETS: 100.0%		$1,748,388,280

[1]	Non-income producing security.
[2]	Non-voting shares.
[3]	Annualized seven-day effective yield as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2021

Shares		Value

COMMON STOCKS: 96.5%

Aerospace & Defense: 1.8%
80,000	Vectrus, Inc. [1]	$3,874,400

Auto Components: 2.3%
30,500	Fox Factory
	Holding Corp. [1]	4,908,975

Banks: 2.4%
100,000	Ameris Bancorp	5,239,000

Building Products: 4.4%
220,000	PGT
	Innovations, Inc. [1]	4,697,000
45,000	Simpson
	Manufacturing
	Co, Inc.	4,774,050
		9,471,050

Capital Markets: 2.4%
55,000	Cohen & Steers, Inc.	5,218,950

Chemicals: 2.3%
33,000	Balchem Corp.	5,051,970

Construction & Engineering: 2.4%
22,000	Valmont
	Industries, Inc.	5,257,120

Electrical Equipment: 5.4%
455,000	GrafTech
	International Ltd.	4,868,500
45,000	Vicor Corp. [1]	6,821,550
		11,690,050

Electronic Equipment,
Instruments & Components: 2.4%
30,000	Novanta, Inc. [1]	5,176,800

Equity Real Estate
Investment Trusts: 1.3%
14,500	EastGroup
	Properties, Inc.	2,867,810

Food Products: 2.4%
130,000	The Simply Good
	Foods Co. [1]	5,154,500

Health Care Equipment
& Supplies: 12.3%
38,000	CONMED Corp.	5,558,640
63,000	Inari Medical, Inc. [1]	5,702,760
60,000	Integer
	Holdings Corp. [1]	5,401,200
220,000	Lantheus
	Holdings, Inc. [1]	5,145,800
115,000	Neogen Corp. [1]	4,865,650
		26,674,050

Health Care Providers
& Services: 4.8%
55,000	AMN Healthcare
	Services, Inc. [1]	5,428,500
80,000	Progyny, Inc. [1]	4,914,400
		10,342,900

Health Care Technology: 2.2%
27,000	Omnicell, Inc. [1]	4,810,050

Household Durables: 2.5%
85,000	Skyline Champion
	Corp. [1]	5,382,200

Internet & Direct
Marketing Retail: 2.5%
170,000	1-800-Flowers.com,
	Inc. – Class A [1]	5,460,400

IT Services: 4.9%
42,000	Perficient, Inc. [1]	5,191,200
60,000	WNS Holdings
	Ltd. – ADR [1]	5,328,600
		10,519,800

Leisure Products: 2.6%
200,000	Clarus Corp.	5,516,000

Life Sciences Tools
& Services: 2.4%
23,237	Medpace
	Holdings, Inc. [1]	5,264,342

Machinery: 1.8%
46,000	ESCO
	Technologies, Inc.	3,889,760

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2021 (Continued)

Shares		Value

COMMON STOCKS: 96.5% (Continued)

Media: 2.8%
63,000	TechTarget, Inc. [1]	$5,941,530

Personal Products: 2.6%
175,000	e.l.f. Beauty, Inc. [1]	5,654,250

Pharmaceuticals: 2.3%
170,000	Supernus
	Pharmaceuticals,
	Inc. [1]	5,074,500

Professional Services: 4.9%
37,000	FTI Consulting,
	Inc. [1]	5,325,040
53,000	ICF International,
	Inc.	5,325,970
		10,651,010

Road & Rail: 2.6%
18,000	Saia, Inc. [1]	5,627,520

Semiconductors &
Semiconductor Equipment: 5.1%
75,000	Onto
	Innovation, Inc. [1]	5,940,750
49,000	Power
	Integrations, Inc.	5,057,290
		10,998,040

Software: 5.5%
40,000	Qualys, Inc. [1]	4,979,200
45,000	SPS Commerce,
	Inc. [1]	6,872,850
		11,852,050

Specialty Retail: 2.7%
55,000	Boot Barn
	Holdings, Inc. [1]	5,746,950

Technology Hardware,
Storage & Peripherals: 2.5%
185,000	Avid
	Technology, Inc. [1]	5,298,400

TOTAL COMMON STOCKS
(Cost $145,762,564)		208,614,377

SHORT-TERM INVESTMENTS: 2.9%

Money Market Funds: 2.9%
6,337,322	First American
	Treasury
	Obligations Fund –
	Institutional Class,
	0.010% [2]	6,337,322

TOTAL SHORT-TERM
INVESTMENTS
(Cost $6,337,322)		6,337,322
TOTAL INVESTMENTS
IN SECURITIES: 99.4%
(Cost $152,099,886)		214,951,699
Other Assets in Excess
of Liabilities: 0.6%		1,316,591
TOTAL NET
ASSETS: 100.0%		$216,268,290

ADR – American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

(This Page Intentionally Left Blank.)

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2021

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth

ASSETS
Investments in unaffiliated securities, at value
(Cost $212,579,571, $873,668,142,
and $152,099,886, respectively)	$504,000,406	$1,745,526,508	$214,951,699
Receivables:
Investment securities sold	1,874,900	—	624,325
Fund shares sold	74,247	5,468,934	956,597
Dividends and interest	300,471	259,736	68
Prepaid expenses	14,504	36,855	24,525
Total assets	506,264,528	1,751,292,033	216,557,214

LIABILITIES
Payables:
Investment advisory fees, net	207,972	848,133	125,849
Fund shares redeemed	73,613	1,374,218	49,977
Fund administration fees	49,824	173,088	16,788
Transfer agent fees	33,780	86,296	21,614
Fund accounting fees	31,457	113,627	9,422
Audit fees	23,600	23,600	23,600
Sub-transfer agent fees	22,453	196,879	11,931
Custody fees	5,255	18,605	2,028
Chief Compliance Officer fees	2,917	2,917	2,917
Distribution fees – Retail Class	1,404	12,187	21,279
Other accrued expenses	4,279	54,203	3,519
Total liabilities	456,554	2,903,753	288,924
NET ASSETS	$505,807,974	$1,748,388,280	$216,268,290

COMPONENTS OF NET ASSETS
Paid-in capital	$166,425,196	$685,495,202	$119,474,387
Total distributable (accumulated)
earnings (losses)	339,382,778	1,062,893,078	96,793,903
Total net assets	$505,807,974	$1,748,388,280	$216,268,290

Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$4,048,194	$41,606,106	$88,979,402
Shares of beneficial interest
issued and outstanding	85,633	1,149,269	2,004,489
Net asset value, offering price,
and redemption price per share	$47.27	$36.20	$44.39
Institutional Class:
Net assets	$501,759,780	$1,706,782,174	$127,288,888
Shares of beneficial interest
issued and outstanding	10,553,479	46,284,634	2,561,683
Net asset value, offering price,
and redemption price per share	$47.54	$36.88	$49.69

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended October 31, 2021

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth

INVESTMENT INCOME
Dividends from unaffiliated securities
(net of foreign withholding tax of
$21,682, $17,601, and $—, respectively)	$3,926,010	$7,611,898	$321,908
Interest	724	2,608	597
Total investment income	3,926,734	7,614,506	322,505

EXPENSES
Investment advisory fees	2,276,917	9,383,803	1,258,945
Fund administration fees	211,757	698,927	75,525
Sub-transfer agent fees	144,647	1,089,366	83,610
Transfer agent fees	144,236	339,694	90,212
Fund accounting fees	134,179	458,903	43,239
Registration expenses	38,935	50,512	35,993
Custody fees	34,628	115,201	11,970
Trustees fees	26,503	44,552	21,209
Audit fees	23,600	23,600	23,600
Miscellaneous expenses	17,461	38,935	9,603
Chief Compliance Officer fees	11,445	11,445	11,445
Reports to shareholders	10,561	98,751	7,706
Distribution fees – Retail Class	9,187	80,136	163,817
Legal fees	7,173	7,173	7,173
Insurance expenses	4,801	7,901	3,865
Interest expenses	—	—	67
Total expenses	3,096,030	12,448,899	1,847,979
Less: fees waived	—	—	(203,049)
Net expenses	3,096,030	12,448,899	1,644,930
Net investment income (loss)	830,704	(4,834,393)	(1,322,425)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)
on unaffiliated investments	49,549,886	226,616,971	39,075,865
Net change in unrealized
appreciation/depreciation on:
Unaffiliated investments	89,112,813	415,334,087	34,605,089
Translation of Other Assets and Liabilities
Denominated in Foreign Currency	—	75	—
Change in net unrealized
appreciation/depreciation	89,112,813	415,334,162	34,605,089
Net realized and unrealized
gain (loss) on investments	138,662,699	641,951,133	73,680,954
Net increase (decrease) in net
assets resulting from operations	$139,493,403	$637,116,740	$72,358,529

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2021	October 31, 2020

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$830,704	$1,040,357
Net realized gain (loss) on investments	49,549,886	34,170,178
Change in net unrealized appreciation/depreciation
on investments	89,112,813	44,763,695
Net increase (decrease) in net assets
resulting from operations	139,493,403	79,974,230

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(256,106)	(283,371)
Net distributions to shareholders – Institutional Class	(33,791,328)	(24,776,336)
Total distributions to shareholders	(34,047,434)	(25,059,707)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	200,291	(1,414,933)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	6,705,762	8,844,905
Total increase (decrease) in net assets
from capital share transactions	6,906,053	7,429,972
Total increase (decrease) in net assets	112,352,022	62,344,495

NET ASSETS
Beginning of year	393,455,952	331,111,457
End of year	$505,807,974	$393,455,952

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	47,836	$1,956,044	17,762	$614,027
Shares issued in
reinvestment of distributions	6,281	234,351	8,076	249,962
Shares redeemed	(48,014)	(1,990,104)	(67,230)	(2,278,922)
Net increase (decrease)	6,103	$200,291	(41,392)	$(1,414,933)

	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	454,623	$18,870,424	622,729	$21,110,073
Shares issued in
reinvestment of distributions	778,765	29,156,965	669,235	20,773,056
Shares redeemed	(983,825)	(41,321,627)	(1,002,541)	(33,038,224)
Net increase (decrease)	249,563	$6,705,762	289,423	$8,844,905

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2021	October 31, 2020

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(4,834,393)	$(2,444,004)
Net realized gain (loss) on investments	226,616,971	33,895,131
Change in net unrealized appreciation/depreciation
on investments	415,334,087	172,919,346
Change in net unrealized appreciation/depreciation
on translation of other assets	75	—
Net increase (decrease) in net assets
resulting from operations	637,116,740	204,370,473

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(596,244)	(1,472,651)
Net distributions to shareholders – Institutional Class	(29,472,235)	(57,075,133)
Total distributions to shareholders	(30,068,479)	(58,547,784)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	4,517,331	(4,607,832)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	(130,595,235)	50,305,039
Total increase (decrease) in net assets
from capital share transactions	(126,077,904)	45,697,207
Total increase (decrease) in net assets	480,970,357	191,519,896

NET ASSETS
Beginning of year	1,267,417,923	1,075,898,027
End of year	$1,748,388,280	$1,267,417,923

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	422,933	$13,695,509	192,524	$4,223,783
Shares issued in
reinvestment of distributions	19,717	521,121	59,450	1,272,226
Shares redeemed	(309,363)	(9,699,299)	(471,562)	(10,103,841)
Net increase (decrease)	133,287	$4,517,331	(219,588)	$(4,607,832)

	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	10,117,365	$315,832,484	13,571,272	$292,581,132
Shares issued in
reinvestment of distributions	806,162	21,653,506	1,853,871	40,191,918
Shares redeemed	(14,847,763)	(468,081,225)	(13,081,677)	(282,468,011)
Net increase (decrease)	(3,924,236)	$(130,595,235)	2,343,466	$50,305,039

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2021	October 31, 2020

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(1,322,425)	$(616,035)
Net realized gain (loss) on investments	39,075,865	9,238,122
Change in net unrealized appreciation/depreciation
on investments	34,605,089	1,823,323
Net increase (decrease) in net assets
resulting from operations	72,358,529	10,445,410

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(4,217,500)	(3,773,768)
Net distributions to shareholders – Institutional Class	(3,623,006)	(2,686,040)
Total distributions to shareholders	(7,840,506)	(6,459,808)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	13,912,197	(531,829)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	49,160,917	6,015,600
Total increase (decrease) in net assets
from capital share transactions	63,073,114	5,483,771
Total increase (decrease) in net assets	127,591,137	9,469,373

NET ASSETS
Beginning of year	88,677,153	79,207,780
End of year	$216,268,290	$88,677,153

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Shares	Amount	Shares	Amount
Retail Class:
Shares Sold	385,601	$15,970,441	63,073	$1,716,144
Shares issued in
reinvestment of distributions	135,157	4,047,951	144,064	3,626,102
Shares redeemed	(161,261)	(6,106,195)	(230,244)	(5,874,075)
Net increase (decrease)	359,497	$13,912,197	(23,107)	$(531,829)

	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Shares	Amount	Shares	Amount
Institutional Class:
Shares Sold	1,556,774	$67,664,344	406,200	$11,666,708
Shares issued in
reinvestment of distributions	94,556	3,162,899	83,842	2,331,655
Shares redeemed	(487,186)	(21,666,326)	(278,387)	(7,982,763)
Net increase (decrease)	1,164,144	$49,160,917	211,655	$6,015,600

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

RETAIL CLASS

					Period
					Ending
	Year Ended October 31,				October 31,
	2021	2020	2019	2018	2017 [1]
Net asset value,
beginning of year	$37.71	$32.51	$29.04	$26.41	$25.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [2]	(0.03)	0.03	0.09	0.08	(0.00)[3]
Net realized and unrealized
gain (loss) on investments	12.80	7.57	4.99	2.58	0.81
Total from
investment operations	12.77	7.60	5.08	2.66	0.81

LESS DISTRIBUTIONS:
From net
investment income	(0.01)	(0.08)	(0.14)	(0.03)	—
From net realized gain	(3.20)	(2.32)	(1.47)	—	(0.37)
Total distributions	(3.21)	(2.40)	(1.61)	(0.03)	(0.37)
Net asset value,
end of year	$47.27	$37.71	$32.51	$29.04	$26.41
Total return	36.14%	25.00%	18.61%	10.08%	3.14%[4]

SUPPLEMENTAL DATA:
Net assets, end of
year (millions)	$4.0	$3.0	$3.9	$4.2	$4.4
Portfolio turnover rate	19%	24%	20%	17%	25%[4,5]

RATIOS:
Expenses to average
net assets	0.93%	0.95%	0.96%	0.99%	0.94%[6]
Net investment income (loss)
to average net assets	(0.07)%	0.08%	0.31%	0.26%	(0.10)%[6]

[1]	For performance and accounting purposes, inception date is September 18, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Portfolio turnover is calculated at the total Fund level.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year [1]

INSTITUTIONAL CLASS

	Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$37.89	$32.67	$29.11	$26.45	$22.03

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	0.08	0.10	0.17	0.15	0.09
Net realized and unrealized
gain (loss) on investments	12.87	7.60	5.01	2.57	5.64
Total from investment operations	12.95	7.70	5.18	2.72	5.73

LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.16)	(0.15)	(0.06)	(0.11)
From net realized gain	(3.20)	(2.32)	(1.47)	—	(1.20)
Total distributions	(3.30)	(2.48)	(1.62)	(0.06)	(1.31)
Paid-in capital from redemption	—	—	—	—	0.00 [3]
Net asset value, end of year	$47.54	$37.89	$32.67	$29.11	$26.45
Total return	36.50%	25.27%	18.94%	10.32%	27.25%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$501.8	$390.5	$327.2	$293.2	$281.7
Portfolio turnover rate	19%	25%	20%	17%	25%

RATIOS:
Expenses to average net assets	0.68%	0.70%	0.71%	0.74%	1.05%
Net investment income (loss)
to average net assets	0.18%	0.29%	0.56%	0.50%	0.42%

[1]
Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Shares Trust. At the close of business on September 15, 2017, the Century Shares Trust, a series of Century Capital Management Trust (”Accounting Survivor“) was reorganized into the Fund (the ”Reorganization“). On the date of Reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the Fund. As a result, the per share table has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.90469743, as the Accounting Survivor’s net asset value was $23.5215 while the Fund’s net asset value was $25.9993 on the date of Reorganization.

[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

RETAIL CLASS

	Year Ended October 31,
	2021	2020	2019	2018
Net asset value, beginning of year	$24.37	$21.65	$18.62	$18.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	(0.17)	(0.10)	(0.07)	(0.03)
Net realized and unrealized
gain (loss) on investments	12.58	4.02	3.62	0.19
Total from investment operations	12.41	3.92	3.55	0.16

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—
From net realized gain	(0.58)	(1.20)	(0.52)	—
Total distributions	(0.58)	(1.20)	(0.52)	—
Paid-in capital from redemption	—	—	—	—
Net asset value, end of year	$36.20	$24.37	$21.65	$18.62
Total return	51.83%	18.85%	19.60%	0.87%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$41.6	$24.8	$26.7	$33.3
Portfolio turnover rate	14%	27%	26%	44%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.04%	1.05%	1.08%	1.08%
After fees waived and expenses absorbed	1.04%	1.05%	1.08%	1.08%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.56)%	(0.46)%	(0.38)%	(0.18)%
After fees waived and expenses absorbed	(0.56)%	(0.46)%	(0.38)%	(0.18)%

[1]	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.
[6]
Effective April 30, 2017, the Advisor has contractually agreed to limit the Retail Class’ annual ratio of expenses to 1.10% of the Retail Class’ daily net assets. The prior contractual limit was 1.00%.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

Period	Year
Ended	Ended
October 31,	December 31,
2017 [1]	2016
$16.17	$14.43

(0.06)	0.00 [3]

2.35	1.89
2.29	1.89

—	(0.00)[3]
(0.00)[3]	(0.15)
(0.00)[3]	(0.15)
—	0.00 [3]
$18.46	$16.17
14.16%[4]	13.11%

$42.0	$48.0
30%[4]	18%

1.05%[5]	1.08%
1.03%[5,6]	1.00%

(0.40)%[5]	(0.07)%
(0.38)%[5,6]	0.01%

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

INSTITUTIONAL CLASS

	Year Ended October 31,
	2021	2020	2019	2018
Net asset value, beginning of year	$24.75	$21.92	$18.81	$18.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	(0.10)	(0.05)	(0.03)	0.01
Net realized and unrealized
gain (loss) on investments	12.81	4.08	3.66	0.20
Total from investment operations	12.71	4.03	3.63	0.21

LESS DISTRIBUTIONS:
From net investment income	—	(0.00)[3]	(0.00)[3]	(0.01)
From net realized gain	(0.58)	(1.20)	(0.52)	—
Total distributions	(0.58)	(1.20)	(0.52)	(0.01)
Paid-in capital from redemption	—	—	—	—
Net asset value, end of year	$36.88	$24.75	$21.92	$18.81
Total return	52.25%	19.15%	19.86%	1.12%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$1,706.8	$1,242.7	$1,049.2	$971.1
Portfolio turnover rate	14%	27%	26%	44%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.79%	0.80%	0.83%	0.83%
After fees waived and expenses absorbed	0.79%	0.80%	0.83%	0.83%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.30)%	(0.21)%	(0.13)%	0.06%
After fees waived and expenses absorbed	(0.30)%	(0.21)%	(0.13)%	0.06%

[1]	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.
[6]
Effective April 30, 2017, the Advisor has contractually agreed to limit the Institutional Class’ annual ratio of expenses to 0.85% of the Institutional Class’ daily net assets. The prior contractual limit was 0.75%.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

Period	Year
Ended	Ended
October 31,	December 31,
2017 [1]	2016
$16.26	$14.50

(0.02)	0.04

2.37	1.90
2.35	1.94

—	(0.03)
(0.00)[3]	(0.15)
(0.00)[3]	(0.18)
—	0.00 [3]
$18.61	$16.26
14.45%	13.38%

$891.4	$556.4
30%[4]	18%

0.80%[5]	0.83%
0.78%[5,6]	0.75%

(0.15)%[5]	0.16%
(0.13)%[5,6]	0.24%

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year [1]

RETAIL CLASS

	Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$27.78	$26.69	$26.95	$23.54	$20.53

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	(0.39)	(0.22)	(0.14)	(0.19)	(0.19)
Net realized and unrealized
gain (loss) on investments	19.57	3.59	2.33	3.60	6.20
Total from investment operations	19.18	3.37	2.19	3.41	6.01

LESS DISTRIBUTIONS:
From net realized gain	(2.57)	(2.28)	(2.45)	—	(2.86)
From return of capital	—	—	—	—	(0.14)
Total distributions	(2.57)	(2.28)	(2.45)	—	(3.00)
Paid-in capital from redemption	—	—	—	—	0.00 [3]
Net asset value, end of year	$44.39	$27.78	$26.69	$26.95	$23.54
Total return	73.51%	13.51%	9.19%	14.53%	29.32%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$89.0	$45.7	$44.5	$48.9	$47.3
Portfolio turnover rate	50%	44%	21%	35%	52%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.39%	1.49%	1.49%	1.45%	1.53%
After fees waived
and expenses absorbed	1.25%	1.25%	1.21%	1.33%[4]	1.53%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(1.17)%	(1.10)%	(0.82)%	(0.86)%	(0.82)%
After fees waived
and expenses absorbed	(1.03)%	(0.86)%	(0.54)%	(0.74)%[4]	(0.82)%

[1]	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]
Effective February 28, 2018, the Advisor has contractually agreed to limit the Retail Class’ annual ratio of expenses to 1.25% of the Retail Class’ daily net assets. The prior contractual limit was 1.55%.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year [1]

INSTITUTIONAL CLASS

	Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$30.76	$29.25	$29.24	$25.47	$21.96

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	(0.33)	(0.18)	(0.09)	(0.14)	(0.12)
Net realized and unrealized
gain (loss) on investments	21.83	3.97	2.55	3.91	6.63
Total from investment operations	21.50	3.79	2.46	3.77	6.51

LESS DISTRIBUTIONS:
From net realized gain	(2.57)	(2.28)	(2.45)	—	(2.86)
From return of capital	—	—	—	—	(0.14)
Total distributions	(2.57)	(2.28)	(2.45)	—	(3.00)
Paid-in capital from redemption	—	—	—	—	0.00 [3]
Net asset value, end of year	$49.69	$30.76	$29.25	$29.24	$25.47
Total return	73.96%	13.78%	9.41%	14.84%	29.63%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$127.3	$43.0	$34.7	$31.3	$28.9
Portfolio turnover rate	50%	44%	21%	35%	52%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.14%	1.24%	1.28%	1.20%	1.25%
After fees waived
and expenses absorbed	1.00%	1.00%	1.00%	1.08%[4]	1.25%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(0.92)%	(0.86)%	(0.62)%	(0.61)%	(0.48)%
After fees waived
and expenses absorbed	(0.78)%	(0.62)%	(0.34)%	(0.49)%[4]	(0.48)%

[1]	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]
Effective February 28, 2018, the Advisor has contractually agreed to limit the Institutional Class’ annual ratio of expenses to 1.00% of the Institutional Class’ daily net assets. The prior contractual limit was 1.30%.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2021

NOTE 1 – ORGANIZATION

Large Cap Growth, Mid Cap Growth, and Small Cap Growth (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” Large Cap Growth, which originally commenced operations on March 31, 2009, reorganized with the Century Shares Trust effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Shares Trust. Accordingly, Large Cap Growth has now adopted the inception date of the Century Shares Trust, which commenced operations on March 15, 1928. Mid Cap Growth commenced operations on October 31, 2012. Small Cap Growth was reorganized from the Century Small Cap Select Fund, effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Small Cap Select Fund, which commenced operations on December 9, 1999. Both the Century Shares Trust and the Century Small Cap Select Fund were series of the Century Capital Management Trust.

The Funds offer Retail Class and Institutional Class shares. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.

Large Cap Growth and Small Cap Growth’s investment objectives are to seek long-term capital growth. Mid Cap Growth’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Continued)

on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2021. See the Schedules of Investments for industry breakouts.

Large Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$503,339,312	$—	$—	$503,339,312
Short-Term Investments	661,094	—	—	661,094
Total Investments
in Securities	$504,000,406	$—	$—	$504,000,406
Mid Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,736,461,062	$—	$—	$1,736,461,062
Short-Term Investments	9,065,446	—	—	9,065,446
Total Investments
in Securities	$1,745,526,508	$—	$—	$1,745,526,508
Small Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$208,614,377	$—	$—	$208,614,377
Short-Term Investments	6,337,322	—	—	6,337,322
Total Investments
in Securities	$214,951,699	$—	$—	$214,951,699

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Continued)

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

As of the year ended October 31, 2021, the Funds did not defer any post-October losses or late year losses and did not have any capital loss carry-forwards.

As of October 31, 2021, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Continued)

for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of October 31, 2021, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Funds’ net asset value per share. The Funds charged a 1.00% redemption fee on shares held less than 90 days, however, the redemption fee was eliminated for Large Cap Growth and Small Cap Growth as of close of business day on September 15, 2017, and Mid Cap Growth as of

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Continued)

April 30, 2016. This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retained the fee charged as paid-in capital and such fees became part of the Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2021, the following adjustments were made[1]:

	Distributable
	(Accumulated)	Paid-In
	Earnings (Losses)	Capital
Large Cap Growth	$(2,108,353)	$2,108,353
Mid Cap Growth	(28,208,747)	28,208,747
Small Cap Growth	(3,672,932)	3,672,932

[1]	These differences were primarily due to net operating loss, foreign currency adjustments and utilization of equalization.

K.
Recently Issued Accounting Pronouncements. In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Continued)

securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which are expected to be effective on or about January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or “fund-of-funds arrangements”. These regulatory changes may limit the Funds’ ability to pursue its principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable. The Fund is currently assessing the potential impact of the new rule on the Funds’ financial statements.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. The Funds are currently evaluating the impact, if any, of applying this provision.

L.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On December 10, 2021, subsequent to the Funds’ fiscal year ended October 31, 2021, Aaron Perkovich, Trust Treasurer resigned. As of December 10, 2021 Craig Benton has been appointed the new Trust Treasurer.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. For each of the Funds, the Advisor is entitled to a monthly fee based on the Funds’ average daily net assets as compensation for its services at the annual rates shown in the following table:

Large Cap Growth	0.50%
Mid Cap Growth	0.60%
Small Cap Growth	0.85%

The advisory fees incurred during the year ended October 31, 2021, are disclosed in the Statements of Operations.  The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit each Fund’s expense ratio (excluding Rule 12b-1 fees and any other class-specific expenses) as follows by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed:

Large Cap Growth	0.95%
Mid Cap Growth	0.85%
Small Cap Growth	1.00%

The contract’s term is indefinite and may be terminated only by the Board. The amount of fees waived and expenses absorbed during the year ended October 31, 2021, are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.

The Advisor may recapture a portion of the following amounts no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur before the end of the third year following the period to which the fee waiver and/or expense absorption relates. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement. Additionally, the Advisor may only be reimbursed if the amount actually paid by the Fund toward operating expenses for such period

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Continued)

(taking into account any reimbursement) does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any such reimbursement is also contingent upon the Board’s review.

Small Cap Growth:

Expiration	Amount
October 31, 2022	$218,294
October 31, 2023	200,684
October 31, 2024	203,049
$622,027

The Large Cap Growth and Mid Cap Growth Funds did not waive any fees during the year ended October 31, 2021 and had no previously-waived fees available for reimbursement.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the year ended October 31, 2021, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class of each Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Funds during the year ended October 31, 2021, are disclosed in the Statements of Operations.

Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to each Fund. All Arrangements must be approved by the Board. For the year ended October 31, 2021, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of Operations.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities, for the year ended October 31, 2021, were as follows:

Fund	Purchases	Sales/Maturities
Large Cap Growth	$85,111,924	$108,612,735
Mid Cap Growth	218,415,877	379,739,435
Small Cap Growth	121,635,625	71,834,751

There were no purchases or sales of long-term U.S. Government securities for the year ended October 31, 2021.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended October 31, 2021, and the year ended October 31, 2020 as applicable, were as follows:

Large Cap Growth:
	2021	2020
Distributions paid from:
Ordinary income	$976,560	$1,640,514
Long-term capital gain [1]	33,070,874	23,419,193
	$34,047,434	$25,059,707
Mid Cap Growth:
	2021	2020
Distributions paid from:
Ordinary income	$—	$8,444,488
Long-term capital gain [1]	30,068,479	50,103,296
	$30,068,479	$58,547,784
Small Cap Growth:
	2021	2020
Distributions paid from:
Ordinary income	$87,445	$1,632,775
Long-term capital gain [1]	7,753,061	4,827,033
	$7,840,506	$6,459,808

[1]	Designated as long-term capital gain dividend, pursuant of Internal Revenue Code Section 852(b)(3).

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Continued)

The components of accumulated earnings (losses) on a tax basis as of the year ended October 31, 2021, were as follows 2:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Cost of investments	$212,579,571	$873,657,550	$152,165,896
Gross tax unrealized
appreciation	292,384,840	878,879,395	65,696,731
Gross tax unrealized
depreciation	(964,004)	(7,010,362)	(2,910,928)
Net unrealized appreciation
(depreciation)	291,420,836	871,869,033	62,785,803
Undistributed
ordinary income	520,696	3,247,640	11,189,575
Undistributed long-term
capital gain	47,441,246	187,776,405	22,818,525
Total distributable earnings	47,961,942	191,024,045	34,008,100
Other accumulated
gains (losses)	—	—	—
Total distributable
(accumulated)
earnings (losses)	$339,382,778	$1,062,893,078	$96,793,903

[2]	The differences between book and tax basis were primarily due to wash sale and transfer-in-kind adjustments.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility activity for the year ended October 31, 2021, was as follows:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Maximum available credit	$15,000,000	$30,000,000	$10,000,000
Largest amount outstanding
on an individual day	—	—	259,000
Average balance when in use	—	—	147,400
Loan outstanding as
of October 31, 2021	—	—	—
Average interest rate
when in use	—	—	3.25%

Interest expense for the year ended October 31, 2021, is disclosed in the Statements of Operations, if applicable.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Continued)

NOTE 7 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

CONGRESS FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the Congress Funds

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress Small Cap Growth Fund (the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedules of investments, as of October 31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (with respect to Congress Mid Cap Growth Fund, for each of the four years in the period ended October 31, 2021, for the period ended October 31, 2017, and for the  year ended December 31, 2016), and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 29, 2021

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended October 31, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/2021 – 10/31/2021).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by Fund Services. An Individual Retirement Account will be charged a $15 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended October 31, 2021 (Unaudited) (Continued)

Large Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	5/1/2021	10/31/2021	5/1/2021 – 10/31/2021 [1]
Retail Class Actual	$1,000.00	$1,127.60	$4.93
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,020.57	4.69

Institutional Class Actual	1,000.00	1,129.20	3.60
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,021.83	3.41

[1]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 0.92% and 0.67%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	5/1/2021	10/31/2021	5/1/2021 – 10/31/2021 [2]
Retail Class Actual	$1,000.00	$1,158.80	$5.71
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,019.91	5.35

Institutional Class Actual	1,000.00	1,160.10	4.36
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,021.17	4.08

[2]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.05% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended October 31, 2021 (Unaudited) (Continued)

Small Cap Growth
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	5/1/2021	10/31/2021	5/1/2021 – 10/31/2021 [3]
Retail Class Actual	$1,000.00	$1,148.50	$6.77
Retail Class Actual Hypothetical
(5% annual return
before expenses)	1,000.00	1,018.90	6.36

Institutional Class Actual	1,000.00	1,150.00	5.42
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,020.16	5.09

[3]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.25% and 1.00%, respectively (reflecting fee waivers in effect), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CONGRESS FUNDS

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee of the Advisor to serve as the administrator of the program. The Advisor’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Advisor’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period January 1, 2020 through December 31, 2020. No significant liquidity events impacting the Funds were noted in the report. In addition, the Advisor provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 17-18, 20211, the Board (which is comprised of six persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Congress Asset Management Company, LLP (the “Advisor”) for each of the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress Small Cap Growth Fund (each a “Fund,” and together, the “Funds”).  At this meeting and at a prior meeting held on June 17, 2021, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process. Additionally, the Board considered how the Advisor’s business continuity plan has operated during the COVID-19 pandemic. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor by videoconference to discuss fund performance and investment outlook, as well as, various marketing and

________________
[1]
Although the Investment Company Act requires that approval of the continuance of the Advisory Agreement be approved by the in-person vote of a majority of the Independent Trustees, the August 17-18, 2021 meeting was held virtually in reliance on an order issued by the Securities and Exchange Commission, which provided temporary relief from the in-person meeting requirements in response to the COVID-19 pandemic.

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisor’s similarly managed accounts, all for periods ended March 31, 2021.  The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”).  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

For the Congress Large Cap Growth Fund, the Board noted that the Fund underperformed its peer group median for the one-year and five-year periods and outperformed for the three-year period. The Board also noted that the Fund underperformed the average of its Cohort for the one-year, three-year and five-year periods.  The Board also considered that the Congress Large Cap Growth Fund underperformed its broad-based securities market benchmark for the one-year, three-year, and five-year periods.  The Board additionally considered the Fund’s underperformance compared to the Advisor’s large cap growth

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

composite for the one-year period and outperformance for the three-year and five-year periods.

For the Congress Mid Cap Growth Fund, the Board noted that the Fund underperformed its peer group median for the one-year  and five-year periods and outperformed for the three-year period.  The Board also noted that the Fund outperformed the average of its Cohort for the one-year period and underperformed for the three-year and five-year periods.  The Board also considered the outperformance of the Fund against its broad-based securities market benchmark for the one-year and three-year periods and underperformance for the five-year period.  The Board additionally considered the Fund’s underperformance compared to the Advisor’s mid cap growth composite for the one-year, three-year and five-year periods and that such underperformance was not significant.

For the Congress Small Cap Growth Fund, the Board noted that the Fund underperformed its peer group median for the one-year period and outperformed for the three-year and five-year periods.  The Board also noted that the Fund outperformed the average of its Cohort for the one-year, three-year and five-year periods.  The Board also considered the Fund’s outperformance against its broad-based securities market benchmark for the one-year, three-year, and five-year periods.  The Board additionally considered the Fund’s underperformance compared to the Advisor’s small cap growth composite for the one-year and five-year periods and outperformed for the three-year period.

3.
The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

For the Congress Large Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.95% for the Fund (the “Expense Cap”) and noted that the Fund was currently operating below these levels.  The Board noted that the

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were below its peer group median and average.  The Board noted that the Fund’s net expense ratio (less Rule 12b-1 fees) was lower than the average of its Cohort.  The Trustees also noted that the fees charged to the Congress Large Cap Growth Fund as compared to the fees charged by the Advisor to its similarly managed separate account clients differed due to a number of factors.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Congress Mid Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.85% for the Fund (the “Expense Cap”), and noted that the Fund was currently operating below these levels.  The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were below its peer group median and average.  The Board noted that the Fund’s net expense ratio (less Rule 12b-1 fees) was lower than the average of its Cohort.  The Trustees also noted that the fees charged to the Congress Mid Cap Growth Fund as compared to the fees charged by the Advisor to its similarly managed separate account clients differed due to a number of factors.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Congress Small Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.00% for the Fund (the “Expense Cap”).  The Board noted that the Fund’s advisory fee was higher than its peer group median and average and that its net expense ratio (less Rule 12b-1 fees) was below its peer group median and average.  The Board noted that the Fund’s net expense ratio (less Rule 12b-1 fees) was lower than the average of its Cohort.  The Trustees also noted that the fees charged to the Congress Small Cap Growth Fund as compared to the fees charged by the Advisor to its similarly managed separate account clients differed due to a number of factors.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

4.	Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board noted that the Advisor has contractually

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Cap.  The Board also considered that, with respect to the Congress Large Cap Growth Fund and Congress Mid Cap Growth Fund, the annual expense ratio for each Fund had declined to levels below the respective Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds.  The Board considered any additional materials benefits derived by the Advisor from its relationship with the Funds, particularly benefits received in exchange for “soft dollars” and Rule 12b-1 fees paid to the Advisor.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate financial resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupations	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
and Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Independent Trustees of the Trust
Kathleen T. Barr	Trustee	Indefinite	Former owner	3	Independent
(born 1955)		Term;	of a registered		Director,
c/o U.S. Bank Global		Since	investment adviser,		Muzinich BDC,
Fund Services		November	Productive Capital		Inc. (2019 to
2020 E. Financial Way		2018.	Management, Inc.;		present);
Suite 100			formerly, Chief		Independent
Glendora, CA 91741			Administrative Officer,		Trustee for the
			Senior Vice President		William Blair
			and Senior Managing		Funds (2013
			Director of Allegiant		to present)
			Asset Management		(21 series);
			Company (merged		Independent
			with PNC Capital		Trustee for the
			Advisors, LLC		AmericaFirst
			in 2009); formerly,		Quantitative
			Chief Administrative		Funds (2012
			Officer, Chief		to 2016).
Compliance Officer
and Senior Vice
President of PNC
Funds and PNC
Advantage Funds
(f/k/a Allegiant Funds)
(registered investment
companies).

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupations	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
and Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Wallace L. Cook	Trustee	Indefinite	Investment	3	Trustee,
(born 1939)		Term;	Consultant;		The Dana
c/o U.S. Bank Global		Since	formerly, Chief		Foundation.
Fund Services		May 1991.	Executive Officer,
2020 E. Financial Way			Rockefeller Trust
Suite 100			Co., (prior thereto
Glendora, CA 91741			Senior Vice
President), and
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Adviser);
formerly, Senior Vice
President, Norton
Simon, Inc.
(international
consumer products
conglomerate).
Eric W. Falkeis	Trustee	Indefinite	Chief Executive	3	Independent
(born 1973)		Term;	Officer, Tidal ETF		Director,
c/o U.S. Bank Global		Since	Services LLC (2018		Muzinich BDC,
Fund Services		September	to present); formerly,		Inc. (2019 to
2020 E. Financial Way		2011.	Chief Operating		present);
Suite 100	Chair-	Indefinite	Officer, Direxion		Interested
Glendora, CA 91741	person	Term;	Funds (2013 to		Trustee and
		Since	2018); formerly,		Chairperson,
		August	Senior Vice President		Tidal ETF Trust
		2019.	and Chief Financial		(2018 – Present)
			Officer (and other		(22 series);
			positions), U.S.		Former
			Bancorp Fund		Interested
			Services, LLC		Trustee,
			(1997 to 2013).		Direxion Funds
(22 series),
Direxion Shares
ETF Trust
(112 series)
and Direxion
Insurance Trust
(2013 to 2018).

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupations	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
and Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Carl A. Froebel	Trustee	Indefinite	Formerly, President	3	None.
(born 1938)		Term;	and Founder,
c/o U.S. Bank Global		Since	National Investor
Fund Services		May 1991.	Data Services,
2020 E. Financial Way			Inc. (investment
Suite 100			related computer
Glendora, CA 91741			software).
Steven J. Paggioli	Trustee	Indefinite	Consultant;	3	Independent
(born 1950)		Term;	formerly, Executive		Director,
c/o U.S. Bank Global		Since	Vice President,		Muzinich BDC,
Fund Services		May 1991.	Investment Company		Inc. (2019 to
2020 E. Financial Way			Administration, LLC		present);
Suite 100			(mutual fund		Independent
Glendora, CA 91741			administrator).		Trustee, AMG
Funds (1993
to present)
(49 series);
Advisory Board
Member,
Sustainable
Growth
Advisers, LP.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupations	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
and Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Ashi S. Parikh	Trustee	Indefinite	Investment	3	Board of
(born 1966)		Term;	professional; formerly,		Directors
c/o U.S. Bank Global		Since	Chief Executive and		Member,
Fund Services		June	Chief Investment		Investment
2020 E. Financial Way		2020.	Officer and various		Working Group,
Suite 100			other positions, Ridge		The Ohio State
Glendora, CA 91741			Worth Investments,		University
			LLC (global investment		Endowments
			management firm)		and Foundation
			(2006 to 2017);		(2016 to
			formerly, Chief		present); Board
			Investment Officer		of Directors,
			Institutional Growth		World
			Equities, Eagle		Methodist
			Asset Management		Council,
			(financial advisor);		Investment
			formerly Sr. Managing		Committee
			Director, Growth		(2018 to
			Equities, Banc One		present).
			Investment Advisors		Independent
			(financial advisor).		Trustee, PNC
Funds (2018
to 2019)
(32 series);
Interested
Trustee,
RidgeWorth
Funds (2014
to 2017)
(35 series).

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupations	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
and Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Officers of the Trust
Jason F. Hadler	President	Indefinite	Senior Vice	Not	Not
(born 1975)	& Principal	Term;	President and	Applicable.	Applicable.
c/o U.S. Bank Global	Executive	Since	Head of Fund
Fund Services	Officer	September	Services Fund
615 East Michigan St.		2021.	Administration
Milwaukee, WI 53202			Department, U.S.
Bank Global Fund
Services since
December 2003.
Carl G. Gee, Esq.	Secretary	Indefinite	Assistant Vice	Not	Not
(born 1990)	& Vice	Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global	President	Since	Bank Global
Fund Services		February	Fund Services
615 East Michigan St.		2021.	since August 2016;
Milwaukee, WI 53202			Summer Associate,
Husch Blackwell
LLP (2015); Law
Clerk, Brady
Corporation (global
printing systems,
labels and safety
products company)
(2014-2015).
Aaron J. Perkovich	Vice	Indefinite	Vice President,	Not	Not
(born 1973)	President	Term;	U.S. Bank Global	Applicable.	Applicable.
c/o U.S. Bank Global		Since	Fund Services
Fund Services		March	since June 2006.
615 East Michigan St.		2017.
Milwaukee, WI 53202	Treasurer	Indefinite
Term;
Since
August
2016.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupations	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
and Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Melissa Breitzman	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1983)	Treasurer	Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		Since	Bank Global Fund
Fund Services		August	Services since
615 East Michigan St.		2016.	June 2005.
Milwaukee, WI 53202
Craig Benton	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1985)	Treasurer	Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		Since	Bank Global Fund
Fund Services		August	Services since
615 East Michigan St.		2016.	November 2007.
Milwaukee, WI 53202
Cory Akers	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1978)	Treasurer	Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		Since	Bank Global Fund
Fund Services		August	Services since
615 East Michigan St.		2017.	October 2006.
Milwaukee, WI 53202
Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compliance	Term;	President and	Applicable.	Applicable.
c/o U.S. Bank Global	Officer,	Since	Compliance
Fund Services	Anti-	July	Officer, U.S.
615 East Michigan St.	Money	2011.	Bank Global
Milwaukee, WI 53202	Laundering		Fund Services
	Officer &		since August 2004.
Vice
President

[1]	All Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
[2]
Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78 (or, in the case of a Trustee who was over the age of 78 at the time the retirement policy was adopted in 2019, December 31, 2021).

[3]
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

CONGRESS FUNDS

QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the fiscal year ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Large Cap Growth	100.00%
Mid Cap Growth	0.00%
Small Cap Growth	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended October 31, 2021, was as follows:

Large Cap Growth	100.00%
Mid Cap Growth	0.00%
Small Cap Growth	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Funds were as follows:

Large Cap Growth	0.00%
Mid Cap Growth	0.00%
Small Cap Growth	1.12%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

CONGRESS FUNDS

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at www.congressasset.com. The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling (888) 688-1299.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Funds, if applicable. To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request. In addition, see the Important Notice on the cover page for changes that were made to the distribution of the annual and semi-annual reports effective January 1, 2021.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

 (This Page Intentionally Left Blank.)

CONGRESS FUNDS

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY, LLP
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania  19102

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, New York  10019

Congress Large Cap Growth Fund
Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

Congress Mid Cap Growth Fund
Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress Small Cap Growth Fund
Retail Class	Institutional Class
Symbol – CSMVX	Symbol – CSMCX
CUSIP – 74316P728	CUSIP – 74316P710

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis, Steven J. Paggioli, and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Congress Large Cap Growth Fund

	FYE 10/31/2021	FYE 10/31/2020
Audit Fees	$21,300	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

Congress Mid Cap Growth Fund

	FYE 10/31/2021	FYE 10/31/2020
Audit Fees	$21,300	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

Congress Small Cap Growth Fund

	FYE 10/31/2021	FYE 10/31/2020
Audit Fees	$21,300	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2021	FYE 10/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2021	FYE 10/31/2020
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)    /s/ Jason Hadler
  Jason Hadler, President/Principal Executive Officer

Date   January 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Jason Hadler
  Jason Hadler, President/Principal Executive Officer

Date   January 7, 2022

By (Signature and Title)    /s/ Craig Benton
  Craig Benton, Treasurer/Principal Financial Officer

Date    January 7, 2022

* Print the name and title of each signing officer under his or her signature.